Description Of Organization And Business Operations	6 Months Ended
Jun. 30, 2014
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Monte Carlo, Monaco.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
As of June 30, 2014, Navios Holdings had 43.1% of the voting power and 46.4% of the economic interest in Navios Acquisition.
On February 20, 2014, Navios Acquisition completed the public offering of 14,950,000 shares of its common stock at $3.85 per share, raising gross proceeds of $57,556. These figures include 1,950,000 shares sold pursuant to the underwriters' option, which was exercised in full. Total net proceeds of the above transactions, net of agents' costs of $3,022 and offering costs of $247, amounted to $54,287.
As of June 30, 2014, Navios Acquisition had: 151,664,942 shares of common stock, 4,540 outstanding shares of preferred stock, from which 1,000 shares of Series C Convertible Preferred Stock are issued to Navios Holdings, and 1,200 shares of convertible preferred stock.